Quarterly Holdings Report
for

Fidelity® Municipal Income Fund

September 30, 2020

HIY-QTLY-1120
1.807726.116

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 96.8%
	Principal Amount (000s)	Value (000s)
Alabama - 0.3%
Auburn Univ. Gen. Fee Rev. Series 2018 A, 5% 6/1/43	2,565	3,152
Jefferson County Gen. Oblig. Series 2018 A:
5% 4/1/25	$2,550	$3,051
5% 4/1/26	2,400	2,959
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/33	4,140	4,647

TOTAL ALABAMA		13,809

Arizona - 1.8%
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.) Series 2007 B, 3 month U.S. LIBOR + 0.810% 1.008%, tender 1/1/37 (a)(b)	2,485	2,317
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018:
5% 5/1/48	910	920
5% 5/1/51	910	916
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2019, 5%, tender 6/3/24 (a)(c)	10,210	11,783
Glendale Gen. Oblig. Series 2017:
5% 7/1/30	2,080	2,550
5% 7/1/31	3,105	3,789
Glendale Indl. Dev. Auth. (Terraces of Phoenix Proj.) Series 2018 A:
5% 7/1/38	235	243
5% 7/1/48	295	301
Maricopa County Indl. Dev. Auth. (Creighton Univ. Proj.) Series 2020, 5% 7/1/47	2,400	2,837
Maricopa County Indl. Dev. Auth. Sr. Living Facilities Series 2016:
5.75% 1/1/36 (d)	740	747
6% 1/1/48 (d)	4,540	4,380
Maricopa County Rev. Series 2016 A:
5% 1/1/32	8,280	10,034
5% 1/1/33	4,965	5,988
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2013, 5% 7/1/22 (c)	830	891
Series 2017 A:
5% 7/1/33 (c)	910	1,079
5% 7/1/36(c)	1,450	1,703
5% 7/1/37 (c)	1,075	1,259
Series 2017 B:
5% 7/1/29	2,070	2,543
5% 7/1/33	2,900	3,484
5% 7/1/36	3,310	3,940
5% 7/1/37	2,070	2,457
Phoenix Civic Impt. Corp. Series 2019 A, 5% 7/1/45	6,100	6,700
Phoenix IDA Student Hsg. Rev. (Downtown Phoenix Student Hsg. II LLC Arizona State Univ. Proj.) Series 2019 A:
5% 7/1/44	1,000	1,051
5% 7/1/49	1,125	1,176
5% 7/1/54	1,330	1,385
5% 7/1/59	2,000	2,076
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/22	1,240	1,353
5.5% 12/1/29	7,370	9,702
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	870	873

TOTAL ARIZONA		88,477

California - 3.7%
ABC Unified School District Series 1997 C, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,250	2,920
California Gen. Oblig.:
Series 2004:
5.25% 12/1/33	150	151
5.5% 4/1/28	10	10
5.5% 4/1/30	5	5
Series 2012, 5.25% 4/1/35	7,080	7,577
Series 2017, 5% 11/1/29	7,510	9,617
Series 2019, 5% 4/1/27	4,750	6,069
Series 2020, 4% 11/1/38	6,500	7,809
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 5% 5/15/38	7,200	8,433
California Pub. Fin. Auth. Univ. Hsg. Rev.:
(Claremont Colleges Proj.) Series 2017 A:
5% 7/1/27 (d)	1,120	941
5% 7/1/37 (d)	1,525	1,281
(NCCD - Claremont Properties LLC - Claremont Colleges Proj.) Series 2017 A, 5% 7/1/47 (d)	335	281
California Pub. Works Board Lease Rev. (Coalinga State Hosp. Proj.) Series 2013 E:
5% 6/1/26	1,985	2,228
5% 6/1/28	5,110	5,730
California Statewide Cmntys. Dev. Auth. Rev. Series 2015, 5% 2/1/45	2,695	2,690
Eastern Muni. Wtr. District Fing. Auth. Series 2020 A:
4% 7/1/38	1,400	1,724
5% 7/1/36	1,600	2,151
5% 7/1/37	1,000	1,339
Folsom Cordova Union School District No. 4 Series A, 0% 10/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,520	1,265
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2017 A1:
5% 6/1/23	3,140	3,498
5% 6/1/24	1,770	2,043
Kern Cmnty. College District Gen. Oblig. Series 2006:
0% 11/1/28 (FSA Insured)	4,100	3,689
0% 11/1/30 (FSA Insured)	4,140	3,541
Long Beach Unified School District Series 2009, 5.5% 8/1/29	155	156
Los Angeles Hbr. Dept. Rev. Series 2019 A:
5% 8/1/22 (c)	5,105	5,514
5% 8/1/23 (c)	7,775	8,743
5% 8/1/25 (c)	3,515	4,227
5% 8/1/26 (c)	1,350	1,665
Monrovia Unified School District Series B, 0% 8/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,745	3,291
Oakland Unified School District Alameda County Series 2015 A, 5% 8/1/29	1,450	1,715
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	4,885	3,963
Series 2011, 0% 8/1/46	950	447
Series B:
0% 8/1/37	6,455	4,487
0% 8/1/39	19,705	12,818
Poway Unified School District Pub. Fing. Series 2015 A:
5% 9/1/24	825	947
5% 9/1/26	1,050	1,233
5% 9/1/29	2,185	2,525
5% 9/1/31	985	1,126
Sacramento City Fing. Auth. Rev. Series A, 0% 12/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,760
San Diego Unified School District:
Series 2008 C, 0% 7/1/34	2,980	2,288
Series 2008 E, 0% 7/1/47 (e)	7,205	6,791
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2019 B, 5% 5/1/49	3,765	4,536
San Jose Fing. Auth. Lease Rev. (Civic Ctr. Proj.) Series 2013 A:
5% 6/1/27 (Pre-Refunded to 6/1/23 @ 100)	3,815	4,302
5% 6/1/31 (Pre-Refunded to 6/1/23 @ 100)	4,790	5,402
San Marcos Unified School District Series 2010 B, 0% 8/1/47	17,635	8,533
San Mateo County Cmnty. College District Series A, 0% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,495	4,296
Union Elementary School District Series B, 0% 9/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,240	1,231
Univ. of California Regents Med. Ctr. Pool Rev. Series 2013 J, 5% 5/15/48	2,485	2,713
Washington Township Health Care District Gen. Oblig.:
Series 2013 A, 5.5% 8/1/38	3,725	4,213
Series 2013 B, 5.5% 8/1/38	830	939
Washington Township Health Care District Rev. Series 2010 A:
5.25% 7/1/30	910	912
5.5% 7/1/38	3,160	3,171
West Contra Costa Unified School District Series 2012, 5% 8/1/26	1,655	1,786

TOTAL CALIFORNIA		182,722

Colorado - 1.1%
Arkansas River Pwr. Auth. Rev. Series 2018 A:
5% 10/1/38	2,080	2,309
5% 10/1/43	2,600	2,832
Colorado Health Facilities Auth.:
(Parkview Med. Ctr., Inc. Proj.) Series 2016:
4% 9/1/35	1,365	1,487
4% 9/1/36	1,075	1,167
5% 9/1/46	6,045	6,803
Series 2019 A2:
4% 8/1/49	6,100	6,671
5% 8/1/37	1,000	1,222
Colorado Hsg. & Fin. Auth. Series 2019 H, 4.25% 11/1/49	1,535	1,731
Denver City & County Arpt. Rev.:
Series 2017 A:
5% 11/15/23 (c)	1,885	2,132
5% 11/15/26 (c)	2,855	3,510
5% 11/15/27 (c)	2,440	3,058
Series 2018 A:
5% 12/1/34 (c)	4,245	5,722
5% 12/1/36 (c)	4,140	4,984
5% 12/1/37 (c)	8,280	9,937

TOTAL COLORADO		53,565

Connecticut - 2.1%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/25	1,390	1,671
Series 2015 B, 5% 6/15/32	1,980	2,313
Series 2016 B, 5% 5/15/26	5,095	6,281
Series 2018 F:
5% 9/15/23	2,150	2,447
5% 9/15/24	2,690	3,166
5% 9/15/25	2,700	3,272
Series 2020 A:
4% 1/15/33	10,100	12,027
4% 1/15/34	8,385	9,930
Connecticut Health & Edl. Facilities Auth. Rev.:
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1:
5% 7/1/26	415	510
5% 7/1/27	290	363
5% 7/1/28	525	649
5% 7/1/29	330	404
Series 2016 K, 4% 7/1/46	7,315	7,719
Series 2017 B, 5% 7/1/29	11,995	16,193
Series 2018 K-3, 5% 7/1/36	895	960
Series 2019 A:
5% 7/1/39 (d)	3,930	4,130
5% 7/1/49 (d)	285	294
Series 2020 A:
4% 7/1/37	2,500	2,870
4% 7/1/38	1,120	1,282
5% 7/1/32	2,000	2,545
5% 7/1/34	3,500	4,413
Series 2020 K, 5% 7/1/44 (d)	1,525	1,632
Series G, 5% 7/1/50 (d)	1,800	1,917
Series K1:
5% 7/1/27	415	464
5% 7/1/29	1,060	1,181
5% 7/1/30	830	918
5% 7/1/31	1,400	1,539
5% 7/1/32	1,000	1,090
5% 7/1/33	2,500	2,707
5% 7/1/34	620	669
Hbr. Point Infrastructure Impt. District Series 2017:
5% 4/1/30 (d)	3,785	4,186
5% 4/1/39 (d)	4,865	5,224
New Britain Gen. Oblig. Series 2017 C, 5% 3/1/29 (FSA Insured)	885	1,094

TOTAL CONNECTICUT		106,060

District Of Columbia - 1.8%
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail And Cap. Impt. Proj.) Series 2019 B, 5% 10/1/47	7,150	8,515
(Dulles Metrorail and Cap. Impt. Projs.) Series 2019 A:
5% 10/1/35	2,115	2,621
5% 10/1/37	2,125	2,615
5% 10/1/39	2,000	2,447
5% 10/1/44	7,000	8,461
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2017 A:
5% 10/1/31 (c)	1,200	1,461
5% 10/1/32 (c)	1,855	2,245
5% 10/1/33 (c)	910	1,096
5% 10/1/35 (c)	2,070	2,480
5% 10/1/42 (c)	4,140	4,869
Series 2020 A:
5% 10/1/24 (c)	19,420	22,693
5% 10/1/25 (c)	11,725	14,121
5% 10/1/26 (c)	9,015	11,121
5% 10/1/27 (c)	3,125	3,936
5% 10/1/28 (c)	1,560	1,994

TOTAL DISTRICT OF COLUMBIA		90,675

Florida - 8.4%
Brevard County School Board Ctfs. of Prtn. Series 2015 C, 5% 7/1/28	1,445	1,731
Broward County Arpt. Sys. Rev.:
Series 2012 P-1, 5% 10/1/22 (c)	800	867
Series 2012 Q1, 5% 10/1/25	4,315	4,672
Series 2017:
5% 10/1/25 (c)	205	245
5% 10/1/26 (c)	930	1,136
5% 10/1/27 (c)	830	1,033
5% 10/1/29 (c)	2,200	2,694
5% 10/1/30 (c)	610	743
5% 10/1/32 (c)	2,900	3,488
5% 10/1/33 (c)	1,080	1,293
5% 10/1/34 (c)	1,055	1,261
5% 10/1/35 (c)	1,240	1,477
5% 10/1/36 (c)	1,655	1,964
5% 10/1/37 (c)	1,865	2,207
5% 10/1/42 (c)	3,520	4,115
5% 10/1/47 (c)	4,965	5,734
Series A:
5% 10/1/23 (c)	1,180	1,327
5% 10/1/28 (c)	2,485	2,921
5% 10/1/30 (c)	2,900	3,384
5% 10/1/31 (c)	2,485	2,888
5% 10/1/32 (c)	2,320	2,686
Broward County School Board Ctfs. of Prtn.:
(Broward County School District Proj.) Series 2016 A, 5% 7/1/28	555	675
Series 2012 A:
5% 7/1/24	1,795	1,934
5% 7/1/27	4,715	5,056
Series 2015 A:
5% 7/1/24	1,855	2,152
5% 7/1/27	830	987
Series 2015 B, 5% 7/1/24	2,280	2,646
Series 2016, 5% 7/1/32	1,820	2,182
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	9,550	9,747
Duval County School Board Ctfs. of Prtn.:
Series 2015 B:
5% 7/1/28	1,705	2,034
5% 7/1/32	10,120	12,029
Series 2016 A, 5% 7/1/33	1,110	1,348
Escambia County Health Facilities Auth. Health Facilities Rev. Series 2020 A, 4% 8/15/45	2,820	3,083
Florida Mid-Bay Bridge Auth. Rev.:
Series 2015 A, 5% 10/1/35	5,300	5,989
Series 2015 C:
5% 10/1/30	2,705	3,079
5% 10/1/40	1,655	1,834
Florida Muni. Pwr. Agcy. Rev.:
(Requirements Pwr. Supply Proj.) Series 2016 A:
5% 10/1/30	1,810	2,221
5% 10/1/31	1,975	2,420
(St. Lucie Proj.) Series 2012 A, 5% 10/1/26	3,065	3,327
Series 2015 B:
5% 10/1/28	830	994
5% 10/1/30	1,490	1,771
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2016 A, 5% 10/1/46 (c)	830	950
Series 2016:
5% 10/1/20 (c)	165	165
5% 10/1/21 (c)	1,280	1,336
5% 10/1/22 (c)	830	900
5% 10/1/26 (c)	1,405	1,712
5% 10/1/27 (c)	830	1,031
Series 2017 A:
5% 10/1/25 (c)	830	993
5% 10/1/27 (c)	1,655	2,057
5% 10/1/29 (c)	2,485	3,032
5% 10/1/30 (c)	2,665	3,227
5% 10/1/32 (c)	5,590	6,671
5% 10/1/34 (c)	4,965	5,887
5% 10/1/35 (c)	6,565	7,757
5% 10/1/36 (c)	6,210	7,312
5% 10/1/37 (c)	5,175	6,077
Halifax Hosp. Med. Ctr. Rev. Series 2015:
4% 6/1/27	1,165	1,297
5% 6/1/24	230	263
Jacksonville Sales Tax Rev. Series 2012, 5% 10/1/25	830	907
Lake County School Board Ctfs. of Prtn. Series 2014 A:
5% 6/1/27 (FSA Insured)	830	959
5% 6/1/28 (FSA Insured)	830	957
5% 6/1/30 (FSA Insured)	1,865	2,142
Lee County Arpt. Rev. Series 2011 A, 5.375% 10/1/32 (c)	5,225	5,395
Miami-Dade County Aviation Rev.:
Series 2012 A:
5% 10/1/21 (c)	1,575	1,646
5% 10/1/22 (c)	830	897
5% 10/1/23 (c)	6,375	6,882
5% 10/1/24 (c)	7,490	8,089
Series 2014 A:
5% 10/1/28 (c)	4,140	4,720
5% 10/1/33 (c)	6,940	7,800
5% 10/1/36 (c)	13,125	14,681
Series 2015 A:
5% 10/1/29 (c)	1,310	1,522
5% 10/1/31 (c)	1,100	1,268
5% 10/1/35 (c)	4,555	5,104
Series 2016 A:
5% 10/1/29	1,200	1,443
5% 10/1/31	1,450	1,727
Series 2017 B, 5% 10/1/40 (c)	10,760	12,550
Miami-Dade County Cap. Asset Acquisition Series 2012 A, 5% 10/1/26	3,105	3,367
Miami-Dade County Expressway Auth.:
Series 2014 A, 5% 7/1/44	2,900	3,220
Series 2014 B:
5% 7/1/26	2,070	2,400
5% 7/1/27	1,450	1,676
5% 7/1/28	830	958
Series 2016 A:
5% 7/1/32	3,560	4,257
5% 7/1/33	3,020	3,597
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A:
5% 5/1/27 (FSA Insured)	645	773
5% 5/1/29	3,375	4,002
Series 2016 A, 5% 5/1/30	6,225	7,549
Miami-Dade County Wtr. & Swr. Rev. Series 2017 B, 4% 10/1/35	3,900	4,555
Orange County Health Facilities Auth.:
Series 2012 A, 5% 10/1/42	9,975	10,421
Series 2016 A:
5% 10/1/39	2,200	2,569
5% 10/1/44	1,605	1,852
Orange County School Board Ctfs. of Prtn. Series 2015 C, 5% 8/1/30	8,280	9,918
Palm Beach County Arpt. Sys. Rev. Series 2016:
5% 10/1/21 (c)	995	1,039
5% 10/1/23 (c)	1,095	1,227
5% 10/1/24 (c)	1,140	1,318
5% 10/1/27 (c)	830	1,000
5% 10/1/29 (c)	860	1,021
5% 10/1/30 (c)	1,530	1,807
5% 10/1/31 (c)	1,075	1,265
5% 10/1/32 (c)	1,655	1,937
5% 10/1/33 (c)	3,555	4,146
5% 10/1/34 (c)	3,730	4,341
5% 10/1/35 (c)	3,930	4,560
Palm Beach County Health Facilities Auth. Hosp. Rev. Series 2014, 5% 12/1/22 (Escrowed to Maturity)	555	611
Palm Beach County School Board Ctfs. of Prtn. Series 2015 D:
5% 8/1/28	3,905	4,723
5% 8/1/29	4,965	5,989
Pinellas County Idr (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Proj.) Series 2019:
5% 7/1/29	400	443
5% 7/1/39	810	908
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Series 2015:
5% 10/1/29	4,140	5,013
5% 10/1/32	5,190	6,217
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017:
4% 8/15/33	2,070	2,345
5% 8/15/26	2,815	3,462
5% 8/15/27	1,865	2,342
5% 8/15/28	1,240	1,541
5% 8/15/30	2,685	3,291
5% 8/15/31	2,590	3,159
5% 8/15/32	1,930	2,341
5% 8/15/34	5,360	6,458
5% 8/15/35	3,555	4,269
5% 8/15/42	5,465	6,443
5% 8/15/47	8,115	9,497
Tallahassee Health Facilities Rev.:
(Tallahassee Memorial Healthcare, Inc. Proj.) Series 2016 A, 5% 12/1/41	910	1,017
Series 2015 A, 5% 12/1/40	1,820	2,018
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2012 A:
5% 9/1/22	1,905	2,067
5% 9/1/25	340	367
Volusia County Edl. Facilities Auth. Rev. (Embry-Riddle Aeronautical Univ., Inc. Proj.) Series 2020 A:
5% 10/15/44	905	1,104
5% 10/15/49	1,705	2,065
Volusia County School Board Ctfs. of Prtn.:
(Florida Master Lease Prog.) Series 2016 A:
5% 8/1/29 (Build America Mutual Assurance Insured)	830	1,005
5% 8/1/32 (Build America Mutual Assurance Insured)	4,140	4,983
(Master Lease Prog.) Series 2014 B:
5% 8/1/25	1,470	1,706
5% 8/1/26	280	325

TOTAL FLORIDA		413,214

Georgia - 1.9%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (c)	1,870	2,237
Atlanta Wtr. & Wastewtr. Rev. Series 2015, 5% 11/1/27	830	997
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 1997 1, 2.05%, tender 11/19/21 (a)	1,655	1,682
Columbus Med. Ctr. Hosp. Auth. Bonds (Piedmont Healthcare, Inc. Proj.) Series 2019 B, 5%, tender 7/1/29 (a)	6,900	8,714
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/36	2,485	2,589
Fulton County Dev. Auth. Rev. Series 2019:
4% 6/15/49	1,515	1,706
5% 6/15/52	5,540	6,759
Georgia Muni. Gas Auth. Rev. (Gas Portfolio III Proj.) Series S, 5% 10/1/22	2,835	3,103
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2017:
4% 8/1/43	1,860	1,986
5% 8/1/39	1,705	1,922
5% 8/1/43	2,275	2,606
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A:
4% 7/1/35	1,400	1,587
4% 7/1/36	4,500	5,061
4% 7/1/43	6,160	6,723
Main Street Natural Gas, Inc. Bonds Series 2018 C, 4%, tender 12/1/23 (a)	21,230	23,374
Private Colleges & Univs. Auth. Rev.:
(Agnes Scott College) Series 2019 A, 5% 6/1/28	1,000	1,235
(The Savannah College of Art and Design Projs.) Series 2014:
5% 4/1/25	2,900	3,284
5% 4/1/30	1,655	1,839
5% 4/1/44	3,160	3,428
Series 2019 A, 5% 6/1/29	800	1,003
Series 2020 B:
5% 9/1/25	4,290	5,270
5% 9/1/31	2,490	3,372
5% 9/1/32	1,880	2,526

TOTAL GEORGIA		93,003

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev.:
Series 2015 A:
5% 7/1/41 (c)	6,210	7,092
5% 7/1/45 (c)	18,015	20,469
Series 2018 A:
5% 7/1/29 (c)	1,055	1,307
5% 7/1/30 (c)	1,240	1,526
5% 7/1/31 (c)	1,215	1,486
5% 7/1/32 (c)	1,240	1,506
5% 7/1/33 (c)	1,265	1,528
State of Hawaii Dept. of Trans. Series 2013:
5% 8/1/22 (c)	1,305	1,397
5.25% 8/1/24 (c)	1,655	1,842
5.25% 8/1/25 (c)	2,070	2,300

TOTAL HAWAII		40,453

Idaho - 0.0%
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2019 A, 4% 1/1/50	745	833
Illinois - 21.8%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2002:
0% 1/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500	1,498
0% 1/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,615	1,600
Chicago Board of Ed.:
Series 1998 B1, 0% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,960	1,916
Series 1999 A, 5.25% 12/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,975	2,075
Series 2010 F, 5% 12/1/20	1,070	1,076
Series 2011 A:
5% 12/1/41	4,790	4,837
5.25% 12/1/41	2,965	3,006
5.5% 12/1/39	6,540	6,662
Series 2012 A, 5% 12/1/42	7,630	7,745
Series 2015 C, 5.25% 12/1/39	1,405	1,486
Series 2016 B, 6.5% 12/1/46	660	771
Series 2017 A, 7% 12/1/46 (d)	2,320	2,862
Series 2017 C:
5% 12/1/22	2,175	2,303
5% 12/1/23	1,880	2,031
5% 12/1/24	4,770	5,233
5% 12/1/25	2,725	3,034
5% 12/1/26	800	899
5% 12/1/30	2,105	2,333
5% 12/1/34	1,245	1,359
Series 2017 D:
5% 12/1/23	2,460	2,654
5% 12/1/24	1,030	1,130
5% 12/1/31	2,485	2,740
Series 2017 H, 5% 12/1/36	95	103
Series 2018 A:
5% 12/1/25	830	924
5% 12/1/26	830	933
5% 12/1/28	3,915	4,439
5% 12/1/30	1,655	1,852
5% 12/1/32	950	1,047
5% 12/1/35	830	905
Series 2018 C, 5% 12/1/46	3,250	3,461
Series 2019 A:
4% 12/1/27	5,000	5,321
5% 12/1/22	1,575	1,667
5% 12/1/27	1,625	1,833
5% 12/1/28	2,910	3,300
5% 12/1/28	2,000	2,268
5% 12/1/33	1,300	1,435
Chicago Gen. Oblig. Series 2020 A:
5% 1/1/27	430	462
5% 1/1/28	6,400	6,916
5% 1/1/29	5,675	6,137
5% 1/1/30	3,125	3,384
5% 1/1/31	3,760	4,010
Chicago Midway Arpt. Rev.:
Series 2014 A:
5% 1/1/27 (c)	8,550	9,518
5% 1/1/28 (c)	15,855	17,591
5% 1/1/33 (c)	4,450	4,879
5% 1/1/34 (c)	2,150	2,353
Series 2016 A, 5% 1/1/28 (c)	1,655	1,931
Series 2016 B:
4% 1/1/35	1,305	1,406
5% 1/1/36	1,655	1,906
5% 1/1/37	2,235	2,568
5% 1/1/46	5,865	6,666
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 B, 5% 1/1/27	5,195	5,701
Series 2013 D, 5% 1/1/27	2,650	2,908
Series 2015 A:
5% 1/1/31 (c)	5,000	5,752
5% 1/1/32 (c)	10,100	11,584
Series 2015 C:
5% 1/1/24 (c)	1,190	1,344
5% 1/1/46 (c)	1,985	2,236
Series 2016 B, 5% 1/1/34	5,050	5,828
Series 2016 C:
5% 1/1/33	2,255	2,610
5% 1/1/34	2,610	3,012
Series 2016 G:
5% 1/1/37 (c)	1,655	1,920
5% 1/1/42 (c)	1,655	1,895
5.25% 1/1/29 (c)	290	352
5.25% 1/1/31 (c)	330	396
Series 2017 A, 5% 1/1/31	2,925	3,510
Series 2017 B:
5% 1/1/35	1,740	2,041
5% 1/1/37	7,080	8,251
Series 2017 C:
5% 1/1/30	495	598
5% 1/1/31	495	594
5% 1/1/32	540	643
Series 2017 D:
5% 1/1/28 (c)	2,475	2,989
5% 1/1/29 (c)	2,070	2,481
5% 1/1/32 (c)	2,235	2,637
5% 1/1/34 (c)	3,360	3,932
5% 1/1/35 (c)	2,485	2,901
5% 1/1/36 (c)	3,090	3,596
5% 1/1/37 (c)	1,655	1,920
Series 2018 A:
5% 1/1/48 (c)	2,215	2,597
5% 1/1/53 (c)	3,790	4,408
Chicago O'Hare Int'l. Arpt. Spl. Facilities Rev. Series 2018:
5% 7/1/38 (c)	2,185	2,494
5% 7/1/48 (c)	9,030	10,108
Chicago Transit Auth.:
Series 2014, 5.25% 12/1/49	14,900	16,789
Series 2017, 5% 12/1/46	3,395	3,899
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	1,670	1,789
5% 6/1/23	1,505	1,673
5% 6/1/24	255	293
5% 6/1/25	255	302
5% 6/1/26	205	249
Cook County Forest Preservation District:
Series 2012 A, 5% 11/15/22	1,655	1,794
Series 2012 C, 5% 12/15/21	830	870
Cook County Gen. Oblig.:
Series 2010 A:
5.25% 11/15/22	570	573
5.25% 11/15/33	14,925	14,985
Series 2010 G, 5% 11/15/25	2,815	2,828
Series 2012 C, 5% 11/15/24	9,190	9,952
Series 2016 A:
5% 11/15/26	4,420	5,381
5% 11/15/27	2,320	2,808
5% 11/15/28	3,020	3,631
5% 11/15/29	3,760	4,499
5% 11/15/30	4,140	4,931
Illinois Fin. Auth. Rev.:
(Bradley Univ. Proj.) Series 2017 C:
5% 8/1/29	1,090	1,248
5% 8/1/30	760	865
5% 8/1/32	1,015	1,144
(Depaul Univ. Proj.) Series 2016 A:
4% 10/1/34	830	905
5% 10/1/29	830	981
5% 10/1/30	830	977
5% 10/1/35	1,655	1,913
(OSF Healthcare Sys.) Series 2018 A:
4.125% 5/15/47	25,725	28,496
5% 5/15/43	34,525	41,108
(Presence Health Proj.) Series 2016 C:
3.625% 2/15/32	950	1,045
4% 2/15/33	225	254
5% 2/15/25	190	226
5% 2/15/26	2,525	3,097
5% 2/15/29	5,110	6,316
5% 2/15/36	1,160	1,394
(Rosalind Franklin Univ. Research Bldg. Proj.) Series 2017 C, 5% 8/1/46	830	901
(Rush Univ. Med. Ctr. Proj.) Series 2015 A, 5% 11/15/34	415	473
Series 2012 A:
5% 5/15/22	1,805	1,924
5% 5/15/23	250	266
Series 2012:
4% 9/1/32	7,265	7,564
5% 9/1/32	1,575	1,679
5% 9/1/38	21,730	23,245
5% 11/15/43	4,315	4,562
Series 2013:
5% 11/15/24	415	453
5% 11/15/27	85	92
5% 11/15/28	2,380	2,575
5% 11/15/29	1,160	1,253
Series 2015 A:
5% 11/15/21	495	520
5% 11/15/35	1,985	2,282
5% 11/15/45	2,670	3,019
Series 2015 B, 5% 11/15/27	2,615	3,067
Series 2015 C:
4.125% 8/15/37	735	786
5% 8/15/35	6,175	6,990
5% 8/15/44	30,175	33,436
Series 2016 A:
5% 8/15/22 (Escrowed to Maturity)	830	902
5% 8/15/25 (Escrowed to Maturity)	1,970	2,404
5% 7/1/28	1,020	1,223
5% 2/15/29	4,255	5,057
5% 2/15/30	4,490	5,314
5% 7/1/30	590	699
5% 2/15/31	3,620	4,267
5% 7/1/31	1,040	1,227
5% 2/15/32	3,520	4,133
5% 7/1/33	540	632
5% 7/1/34	4,140	4,833
5% 8/15/35 (Pre-Refunded to 8/15/26 @ 100)	420	530
5% 7/1/36	2,140	2,484
5% 8/15/36 (Pre-Refunded to 8/15/26 @ 100)	1,685	2,127
5.25% 8/15/31 (Pre-Refunded to 8/15/26 @ 100)	495	632
Series 2016 B:
5% 8/15/31	6,095	7,342
5% 8/15/32	5,000	5,992
5% 8/15/34	6,220	7,407
5% 8/15/36	8,680	10,271
Series 2016 C:
3.75% 2/15/34	1,215	1,344
4% 2/15/36	5,160	5,778
4% 2/15/41	14,125	15,619
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	655	797
5% 2/15/24	555	638
5% 2/15/30	6,425	7,902
5% 2/15/31	12,595	15,418
5% 2/15/32	3,660	4,459
5% 2/15/34	2,920	3,529
5% 2/15/41	5,720	6,771
Series 2016:
4% 2/15/41 (Pre-Refunded to 2/15/27 @ 100)	30	37
5% 5/15/29	1,040	1,235
5% 12/1/29	1,420	1,676
5% 5/15/30	2,200	2,601
5% 12/1/46	3,865	4,373
Series 2017 A:
5% 1/1/36	1,860	2,175
5% 8/1/42	730	797
Series 2017:
5% 1/1/29	2,775	3,514
5% 7/1/34	4,640	5,771
5% 7/1/35	3,900	4,836
Series 2018 A:
4.25% 1/1/44	2,465	2,755
5% 1/1/44	14,900	17,388
Series 2019:
4% 9/1/37	600	612
4% 9/1/41	1,000	1,009
5% 9/1/36	1,000	1,105
Illinois Gen. Oblig.:
Series 2010, 5% 1/1/21 (FSA Insured)	2,565	2,572
Series 2012 A, 4% 1/1/23	2,090	2,122
Series 2012:
5% 8/1/21	1,985	2,032
5% 3/1/23	4,265	4,391
5% 8/1/23	3,810	4,027
Series 2013:
5% 1/1/22	2,420	2,425
5.5% 7/1/24	830	884
5.5% 7/1/25	4,315	4,593
Series 2014:
5% 2/1/22	880	912
5% 2/1/23	3,665	3,843
5% 2/1/25	3,005	3,189
5% 2/1/26	2,270	2,402
5% 4/1/28	1,895	1,993
5% 5/1/28	1,780	1,873
5.25% 2/1/31	360	376
Series 2016:
5% 2/1/23	1,500	1,573
5% 2/1/24	8,285	8,817
5% 6/1/25	7,295	7,900
5% 11/1/25	2,485	2,704
5% 6/1/26	995	1,088
5% 2/1/27	5,585	6,135
Series 2017 D:
5% 11/1/21	100	103
5% 11/1/22	19,770	20,586
5% 11/1/23	20,695	21,829
5% 11/1/24	28,975	30,875
5% 11/1/25	28,795	30,955
5% 11/1/26	8,690	9,383
5% 11/1/27	2,900	3,146
Series 2018 A, 5% 10/1/28	230	254
Series 2019 B:
5% 9/1/21	3,990	4,095
5% 9/1/22	3,915	4,101
5% 9/1/23	3,990	4,224
5% 9/1/24	3,990	4,280
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. Series 2019, 2.9% 7/1/35	6,235	6,697
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/31	3,370	3,982
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2015 A, 5% 1/1/37	3,020	3,533
Series 2016 A:
5% 12/1/31	5,825	6,954
5% 12/1/32	8,525	10,138
Kane, McHenry, Cook & DeKalb Counties Unit School District #300 Series 2002, 0% 12/1/21 (AMBAC Insured)	2,560	2,537
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016:
5% 2/1/34	5,795	6,830
5% 2/1/35	4,140	4,870
5% 2/1/36	7,120	8,351
Lake County Cmnty. High School District #117, Antioch Series 2000 B, 0% 12/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,495	1,493
McHenry & Kane Counties Cmnty. Consolidated School District #158 Series 2004, 0% 1/1/24 (FSA Insured)	4,220	4,083
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,215	4,999
Series 2010 B1:
0% 6/15/43 (FSA Insured)	41,985	19,000
0% 6/15/44 (FSA Insured)	48,430	21,056
0% 6/15/45 (FSA Insured)	25,250	10,528
0% 6/15/47 (FSA Insured)	3,000	1,153
Series 2012 B, 0% 12/15/51	10,845	2,736
Series A:
0% 6/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,045	1,023
0% 12/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,560	2,356
Series 1996 A, 0% 6/15/24	2,535	2,365
Series 1998 A, 5.5% 12/15/23 (FGIC Insured) (Pre-Refunded to 12/15/23 @ 100)	10	11
Series 2017 B:
5% 12/15/25	830	938
5% 12/15/26	2,755	3,154
5% 12/15/27	295	342
5% 12/15/31	560	636
5% 12/15/34	330	371
Northern Illinois Univ. Revs. Series 2020 B:
5% 4/1/26 (Build America Mutual Assurance Insured)	1,400	1,668
5% 4/1/28 (Build America Mutual Assurance Insured)	1,300	1,609
5% 4/1/30 (Build America Mutual Assurance Insured)	1,000	1,277
5% 4/1/32 (Build America Mutual Assurance Insured)	1,295	1,631
Railsplitter Tobacco Settlement Auth. Rev. Series 2017:
5% 6/1/27	4,140	5,032
5% 6/1/28	2,275	2,747
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.) Series 1999 A, 0% 4/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,110	4,084
Series 2013:
6% 10/1/42	4,555	5,015
6.25% 10/1/38	4,495	5,003
Series 2018 A, 5% 4/1/30	3,425	4,224
Will County Cmnty. Unit School District #365-U Series 2007 B, 0% 11/1/26 (FSA Insured)	5,095	4,807
Will County Illinois Series 2016:
5% 11/15/31	1,340	1,620
5% 11/15/32	1,020	1,231
5% 11/15/33	1,240	1,493
5% 11/15/34	1,240	1,490

TOTAL ILLINOIS		1,074,369

Indiana - 1.3%
Indiana Fin. Auth. Rev.:
Series 2015 A, 5.25% 2/1/32	5,845	6,792
Series 2016:
4% 9/1/21	330	341
5% 9/1/22	250	270
5% 9/1/23	375	421
5% 9/1/24	560	650
5% 9/1/26	1,075	1,321
5% 9/1/27	540	660
5% 9/1/28	2,535	3,073
5% 9/1/29	1,240	1,496
5% 9/1/30	1,160	1,393
Indiana Fin. Auth. Wastewtr. Util. Rev.:
(CWA Auth. Proj.):
Series 2012 A, 5% 10/1/26	2,105	2,299
Series 2015 A, 5% 10/1/30	3,990	4,658
Series 2011 A, 5.25% 10/1/25	1,450	1,521
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2019 I, 5% 1/1/44	5,100	6,251
Series 2016:
4% 1/1/32 (c)	830	906
4% 1/1/33 (c)	830	902
4% 1/1/34 (c)	1,010	1,094
4% 1/1/35 (c)	2,300	2,486
5% 1/1/26 (c)	875	1,040
Lake Central Multi-District School Bldg. Corp. Series 2012 B, 5% 1/15/30 (Pre-Refunded to 1/15/23 @ 100)	1,700	1,885
Purdue Univ. Rev. Series 2018 DD:
5% 7/1/34	995	1,272
5% 7/1/35	1,960	2,497
5% 7/1/36	2,130	2,703
5% 7/1/37	1,970	2,492
5% 7/1/38	2,345	2,958
Saint Joseph County Econ. Dev. Auth. Rev. (St. Mary's College Proj.):
Series 2019:
4% 4/1/38	260	282
4% 4/1/46	6,035	6,418
5% 4/1/43	460	542
Series 2020:
4% 4/1/38	1,510	1,640
5% 4/1/32	1,805	2,213

TOTAL INDIANA		62,476

Iowa - 0.1%
Iowa Fin. Auth. Rev. Series A:
5% 5/15/43	1,145	1,216
5% 5/15/48	1,300	1,370
Iowa Student Ln. Liquidity Corp. Student Ln. Rev. Series 2019 B:
5% 12/1/26 (c)	1,850	2,147
5% 12/1/27 (c)	1,965	2,314

TOTAL IOWA		7,047

Kansas - 0.2%
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2016 A:
5% 9/1/40	3,740	4,352
5% 9/1/45	5,630	6,503

TOTAL KANSAS		10,855

Kentucky - 1.3%
Kenton County Arpt. Board Arpt. Rev. Series 2016:
5% 1/1/21	540	546
5% 1/1/22	600	633
5% 1/1/23	350	384
5% 1/1/28	1,310	1,563
5% 1/1/31	1,240	1,458
5% 1/1/32	1,240	1,452
Kentucky Econ. Dev. Fin. Auth.:
Series 2019 A1:
5% 8/1/35	1,000	1,232
5% 8/1/44	1,000	1,196
Series 2019 A2, 5% 8/1/44	2,995	3,582
Kentucky State Property & Buildings Commission Rev. (Proj. No. 119) Series 2018:
5% 5/1/26	830	1,014
5% 5/1/27	2,435	3,040
5% 5/1/29	4,510	5,672
5% 5/1/32	1,185	1,483
5% 5/1/33	915	1,139
5% 5/1/34	1,045	1,296
5% 5/1/35	615	746
5% 5/1/36	520	628
Kentucky, Inc. Pub. Energy Bonds Series A, 4%, tender 6/1/26 (a)	10,000	11,567
Louisville & Jefferson County:
Bonds:
Series 2020 B, 5%, tender 10/1/23 (a)	4,930	5,550
Series 2020 C, 5%, tender 10/1/26 (a)	1,695	2,069
Series 2020 D, 5%, tender 10/1/29 (a)	2,030	2,576
Series 2013 A:
5.5% 10/1/33	2,815	3,137
5.75% 10/1/38	7,255	8,078
Series 2020 A:
5% 10/1/37	2,405	2,978
5% 10/1/38	2,300	2,839

TOTAL KENTUCKY		65,858

Louisiana - 1.2%
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 5% 7/1/47	1,950	2,264
Louisiana Pub. Facilities Auth. Rev.:
(Tulane Univ. of Louisiana Proj.) Series 2016 A:
5% 12/15/24	1,240	1,469
5% 12/15/25	2,585	3,156
5% 12/15/26	1,045	1,306
5% 12/15/28	1,655	2,037
5% 12/15/29	1,175	1,439
5% 12/15/30	2,320	2,829
Series 2018 E:
5% 7/1/37	1,615	1,993
5% 7/1/38	1,260	1,550
New Orleans Aviation Board Rev.:
(North Term. Proj.):
Series 2015 B:
5% 1/1/27 (c)	1,160	1,334
5% 1/1/29 (c)	4,295	4,899
5% 1/1/30 (c)	5,795	6,590
5% 1/1/31 (c)	2,070	2,348
5% 1/1/40 (c)	14,560	16,246
Series 2017 B:
5% 1/1/27 (c)	330	398
5% 1/1/28 (c)	205	245
5% 1/1/32 (c)	330	386
5% 1/1/33 (c)	580	675
5% 1/1/34 (c)	180	208
5% 1/1/35 (c)	330	381
Series 2017 D2:
5% 1/1/27 (c)	415	501
5% 1/1/28 (c)	595	712
5% 1/1/31 (c)	530	622
5% 1/1/33 (c)	850	989
5% 1/1/34 (c)	1,020	1,181
5% 1/1/36 (c)	775	892
5% 1/1/37 (c)	1,275	1,463

TOTAL LOUISIANA		58,113

Maine - 1.2%
Maine Health & Higher Edl. Facilities Auth. Rev.:
(Eastern Maine Healthcare Systems Proj.) Series 2013, 5% 7/1/43	3,745	3,900
Series 2011, 7.5% 7/1/32	4,235	4,365
Series 2013, 5% 7/1/25	1,475	1,610
Series 2016 A:
4% 7/1/41	1,935	1,977
4% 7/1/46	3,180	3,218
5% 7/1/41	8,620	9,317
5% 7/1/46	22,975	24,644
Series 2017 B:
4% 7/1/25	375	416
4% 7/1/31	580	638
4% 7/1/32	415	454
4% 7/1/34	835	904
5% 7/1/26	270	320
5% 7/1/28	420	503
5% 7/1/29	330	392
5% 7/1/33	830	961
5% 7/1/35	630	725
Maine Tpk. Auth. Tpk. Rev. Series 2015:
5% 7/1/32	870	1,025
5% 7/1/36	2,150	2,511
5% 7/1/38	555	646

TOTAL MAINE		58,526

Maryland - 1.1%
City of Westminster Series 2016:
5% 11/1/27	2,150	2,452
5% 11/1/28	2,275	2,580
5% 11/1/29	2,410	2,714
5% 11/1/30	2,555	2,854
Harford County Gen. Oblig.:
Series 2020 A:
5% 10/1/27	2,000	2,610
5% 10/1/29	2,000	2,727
Series 2020 B:
5% 7/1/28	3,465	4,592
5% 7/1/29	3,385	4,590
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series 2019 B, 4% 9/1/49	4,205	4,700
Maryland Econ. Dev. Auth. Rev. (Ports America Chesapeake LLC. Proj.) Series 2017 A:
5% 6/1/30	1,035	1,195
5% 6/1/35	1,655	1,856
Maryland Econ. Dev. Corp. (Purple Line Lt. Rail Proj.) Series 2016 D:
5% 3/31/41 (c)	1,505	1,488
5% 3/31/46 (c)	2,485	2,455
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Medstar Health, Inc. Proj.) Series 2017 A, 5% 5/15/45	2,645	3,070
Series 2015, 5% 7/1/24	625	718
Series 2016 A:
4% 7/1/42	1,430	1,511
5% 7/1/35	575	652
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2020:
4% 7/1/45	5,010	5,887
4% 7/1/50	2,920	3,405
Rockville Mayor & Council Econ. Dev. (Rfdg.-Ingleside King Farm Proj.) Series 2017, 3% 11/1/25	405	405

TOTAL MARYLAND		52,461

Massachusetts - 3.5%
Massachusetts Dev. Fin. Agcy. Rev.:
(Lawrence Gen. Hosp.) Series 2017, 5% 7/1/21	380	381
(Lesley Univ. Proj.) Series 2016, 5% 7/1/39	1,360	1,537
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 S:
5% 7/1/30	3,210	4,024
5% 7/1/34	3,500	4,309
Series 2017, 4% 7/1/41	8,280	9,286
(Univ. of Massachusetts Health Cr., Inc. Proj.) Series 2017 L, 4% 7/1/44	830	900
(Wentworth Institute of Technology Proj.) Series 2017:
5% 10/1/27	830	968
5% 10/1/28	875	1,015
5% 10/1/29	920	1,061
5% 10/1/31	1,015	1,156
5% 10/1/32	1,065	1,203
Series 2016 I, 5% 7/1/41	1,925	2,155
Series 2016:
5% 10/1/29	830	998
5% 10/1/30	1,240	1,485
5% 7/1/31	1,385	1,630
5% 10/1/31	1,340	1,598
5% 10/1/43	8,995	9,955
Series 2017:
5% 7/1/34	1,325	1,519
5% 7/1/35	1,000	1,143
Series 2019, 5% 9/1/59	16,180	19,394
Series 2020 A:
4% 7/1/45	12,200	12,809
5% 10/15/27	5,000	6,546
5% 10/15/28	20,500	27,476
5% 10/15/29	10,500	14,384
Series BB1, 5% 10/1/46	345	403
Series M:
4% 10/1/50	12,425	13,128
5% 10/1/45	9,360	10,984
Massachusetts Edl. Fing. Auth. Rev. Series 2019 B:
5% 7/1/27 (c)	1,000	1,197
5% 7/1/28 (c)	1,915	2,318
Massachusetts Gen. Oblig. Series 2017 A, 5% 4/1/36	1,750	2,154
Massachusetts Health & Edl. Facilities Auth. Rev. (Blood Research Institute Proj.) Series A, 6.5% 2/1/22	605	608
Massachusetts Port Auth. Rev.:
Series 2016 A:
5% 7/1/33	1,740	2,099
5% 7/1/34	895	1,077
5% 7/1/38	1,300	1,549
Series 2016 B, 5% 7/1/43 (c)	7,110	8,198

TOTAL MASSACHUSETTS		170,647

Michigan - 2.5%
Detroit Downtown Dev. Auth. Tax:
Series 2018 A, 5% 7/1/32 (FSA Insured)	1,000	1,136
Series A, 5% 7/1/34 (FSA Insured)	1,000	1,133
Detroit School District School Bldg. and Site Impt. Series 2012 A, 5% 5/1/23	3,310	3,552
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/38	1,515	1,741
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2018 A:
5% 7/1/43	2,030	2,453
5% 7/1/48	8,725	10,467
Kalamazoo Hosp. Fin. Auth. Hosp. Facilities Rev. Series 2016, 5% 5/15/28	1,955	2,356
Michigan Bldg. Auth. Rev. (Facilities Prog.) Series 2015 I, 5% 4/15/30 (Pre-Refunded to 4/15/30 @ 100)	4,140	5,019
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 5% 11/1/43	2,570	3,155
(Trinity Health Proj.) Series 2017, 5% 12/1/42	2,140	2,576
Series 2012 A, 5% 6/1/21 (Escrowed to Maturity)	290	299
Series 2012, 5% 11/15/42	8,595	9,111
Series 2015 MI, 5% 12/1/24	3,680	4,355
Series 2016, 5% 11/15/41	1,560	1,832
Series 2019 A, 5% 11/15/48	2,105	2,566
Series MI, 5.5% 12/1/27	3,930	4,777
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/32	1,240	1,539
Series 2012 A, 5% 6/1/26	1,655	1,768
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series A, 3.5% 12/1/50	2,300	2,567
Oakland Univ. Rev. Series 2019:
5% 3/1/44	8,540	10,240
5% 3/1/50	13,450	15,994
Portage Pub. Schools Series 2016:
5% 11/1/30	2,365	2,878
5% 11/1/31	2,090	2,536
5% 11/1/36	205	245
Wayne County Arpt. Auth. Rev.:
Series 2015 F, 5% 12/1/27 (c)	5,790	6,876
Series 2015 G, 5% 12/1/28 (c)	4,555	5,384
Series 2017 A:
4% 12/1/33 (FSA Insured)	1,230	1,390
4% 12/1/34 (FSA Insured)	1,020	1,150
4% 12/1/35 (FSA Insured)	995	1,117
4% 12/1/36 (FSA Insured)	1,035	1,158
5% 12/1/31	310	377
5% 12/1/32	315	381
5% 12/1/34	580	700
5% 12/1/35	540	649
5% 12/1/37	355	423
Series 2017 B:
5% 12/1/29 (c)	495	597
5% 12/1/30 (c)	580	695
5% 12/1/31 (c)	660	787
5% 12/1/32 (c)	420	499
5% 12/1/32 (c)	540	640
5% 12/1/34 (c)	495	584
5% 12/1/35 (c)	540	635
5% 12/1/37 (c)	705	824
5% 12/1/42 (c)	830	958
Series 2018 D, 5% 12/1/29 (c)	3,645	4,512

TOTAL MICHIGAN		124,631

Minnesota - 0.3%
Duluth Econ. Dev. Auth. Health Care Facilities Rev. Series 2018 A, 5% 2/15/48	6,000	6,934
Maple Grove Health Care Sys. Rev.:
Series 2015, 5% 9/1/29	2,345	2,663
Series 2017:
4% 5/1/21	415	422
5% 5/1/25	660	760
Minnesota Higher Ed. Facilities Auth. Rev. Series 2018 A:
5% 10/1/30	615	725
5% 10/1/45	1,370	1,538
Moorhead Edl. Facilities Rev. (The Concordia College Corp. Proj.) Series 2016, 5% 12/1/25	990	1,095

TOTAL MINNESOTA		14,137

Missouri - 0.9%
Cape Girardeau County Indl. Dev. Auth. (Southeast Hosp. Proj.) Series 2017 A:
5% 3/1/30	580	641
5% 3/1/31	620	682
5% 3/1/36	1,240	1,340
Kansas City Spl. Oblig. (Downtown Streetcar Proj.) Series 2014 A:
5% 9/1/26	980	984
5% 9/1/27	405	407
5% 9/1/28	830	833
5% 9/1/29	830	833
5% 9/1/30	1,150	1,154
Kansas City Wtr. Rev. Series 2020 A, 4% 12/1/42	1,200	1,472
Missouri Health & Edl. Facilities Rev.:
Series 2015 B:
3.125% 2/1/27	830	914
3.25% 2/1/28	830	915
4% 2/1/40	660	716
5% 2/1/29	1,025	1,222
5% 2/1/31	2,150	2,544
5% 2/1/33	2,375	2,784
5% 2/1/36	2,235	2,595
Series 2019 A:
4% 10/1/48	2,850	3,142
5% 10/1/46	5,575	6,643
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. Series 2019, 4% 5/1/50	900	1,008
Saint Louis Arpt. Rev. Series 2019 C:
5% 7/1/33	2,390	2,951
5% 7/1/34	1,750	2,154
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev.:
Series 2017, 5% 9/1/48	1,000	1,051
Series 2018 A:
5.125% 9/1/48	3,325	3,542
5.125% 9/1/49	2,665	2,837

TOTAL MISSOURI		43,364

Montana - 0.0%
Montana Board Hsg. Single Family:
Series 2017 B, 4% 12/1/48 (c)	1,070	1,130
Series 2019 B, 4% 6/1/50	455	520

TOTAL MONTANA		1,650

Nebraska - 0.5%
Douglas County Neb Edl. Facilities Rev. (Creighton Univ. Proj.) Series 2017:
4% 7/1/34	830	923
5% 7/1/36	570	671
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Series 2019 B, 4% 9/1/49 (c)	2,545	2,806
Series 2019 E, 3.75% 9/1/49 (c)	2,915	3,159
Series 2020 A, 3.5% 9/1/50	2,010	2,242
Nebraska Pub. Pwr. District Rev. Series 2016 B:
5% 1/1/37	2,050	2,421
5% 1/1/40	935	1,097
Omaha Arpt. Auth. Arpt. Rev.:
Series 2017 A:
5% 12/15/22 (c)	620	676
5% 12/15/23 (c)	620	699
5% 12/15/25 (c)	330	394
5% 12/15/26 (c)	1,190	1,452
5% 12/15/27 (c)	830	1,004
5% 12/15/30 (c)	1,240	1,479
5% 12/15/31 (c)	650	774
5% 12/15/33 (c)	660	778
5% 12/15/35 (c)	1,655	1,945
5% 12/15/36 (c)	420	492
Series 2017 C, 5% 12/15/21 (c)	340	357

TOTAL NEBRASKA		23,369

Nevada - 0.4%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. (Clark County Arpt. Rev. Proj.) Series 2017 B, 5% 7/1/22 (c)	1,865	2,006
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2016 B, 5% 6/1/36	3,750	4,550
Nevada Hsg. Division Single Family Mtg. Rev. Series 2019 B, 4% 10/1/49	1,430	1,603
Washoe County Gas Facilities Rev. Bonds:
Series 2016 F, 2.05%, tender 4/15/22 (a)(c)	8,400	8,583
Series 2016, 2.05%, tender 4/15/22 (a)(c)	5,000	5,109

TOTAL NEVADA		21,851

New Hampshire - 1.8%
Nat'l. Finnance Auth. Series 2020 1, 4.125% 1/20/34	6,086	6,573
New Hampshire Health & Ed. Facilities Auth.:
(Concord Hosp.) Series 2017, 5% 10/1/42	2,485	2,919
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A:
5% 8/1/28	895	1,119
5% 8/1/29	855	1,063
5% 8/1/30	850	1,051
(Partners Healthcare Sys., Inc. Proj.):
Series 2017 5% 7/1/29	3,275	4,128
Series 2017:
5% 7/1/30	2,125	2,664
5% 7/1/31	4,750	5,925
5% 7/1/32	3,185	3,950
5% 7/1/33	2,900	3,580
5% 7/1/34	4,415	5,435
5% 7/1/35	4,635	5,687
5% 7/1/36	4,870	5,954
5% 7/1/37	4,290	5,229
Series 2017 B, 4.125% 7/1/24 (d)	295	269
New Hampshire Health & Ed. Facilities Auth. Rev.:
(Covenant Health Sys., Inc. Proj.) Series 2012, 5% 7/1/42	420	433
Series 2012:
4% 7/1/32	2,295	2,357
5% 7/1/24	830	883
5% 7/1/25	980	1,040
5% 7/1/27	415	438
Series 2016:
3% 10/1/20	465	465
4% 10/1/38	2,010	2,174
5% 10/1/22	885	960
5% 10/1/24	1,755	2,035
5% 10/1/25	1,740	2,074
5% 10/1/29	5,525	6,577
5% 10/1/31	4,315	5,079
5% 10/1/33	3,355	3,914
5% 10/1/38	6,185	7,126

TOTAL NEW HAMPSHIRE		91,101

New Jersey - 5.1%
Atlantic County Impt. Auth. (Atlantic City Campus Proj.) Series 2016 A:
5% 7/1/28 (FSA Insured)	860	1,021
5% 7/1/30 (FSA Insured)	2,105	2,478
5% 7/1/32 (FSA Insured)	1,035	1,207
5% 7/1/33 (FSA Insured)	1,075	1,249
New Jersey Econ. Dev. Auth.:
(White Horse HMT Urban Renewal LLC Proj.) Series 2020, 5% 1/1/40 (d)	1,000	952
Series A, 5% 11/1/40	8,915	10,018
New Jersey Econ. Dev. Auth. Rev.:
(Black Horse EHT Urban Renewal LLC Proj.) Series 2019 A, 5% 10/1/39 (d)	910	872
(New Jersey Gen. Oblig. Proj.):
Series 2015 XX, 5% 6/15/25	10,905	12,512
Series 2017 B, 5% 11/1/23	14,900	16,501
Series 2013 NN:
5% 3/1/26	4,125	4,435
5% 3/1/27	51,700	55,429
5% 3/1/29	2,055	2,194
Series 2013:
5% 3/1/24	14,900	16,106
5% 3/1/25	1,820	1,961
Series 2015 XX, 5.25% 6/15/27	14,075	16,086
Series 2016 AAA:
5.5% 6/15/31	1,655	1,940
5.5% 6/15/32	4,140	4,829
Series LLL, 5% 6/15/44	2,680	2,985
New Jersey Edl. Facility Series 2016 A:
5% 7/1/31	1,740	2,023
5% 7/1/32	1,985	2,298
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2016 A:
5% 7/1/21	275	283
5% 7/1/22	275	294
5% 7/1/23	970	1,073
5% 7/1/24	1,600	1,827
5% 7/1/25	1,660	1,948
5% 7/1/26	915	1,098
5% 7/1/26	275	330
5% 7/1/27	420	502
5% 7/1/27	620	766
5% 7/1/28	300	367
5% 7/1/29	580	685
5% 7/1/29	415	490
5% 7/1/30	690	808
5% 7/1/30	830	1,006
Series 2016:
4% 7/1/48	2,400	2,516
5% 7/1/41	2,865	3,216
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2017 1A:
5% 12/1/22 (c)	1,000	1,080
5% 12/1/23 (c)	1,675	1,862
5% 12/1/26 (c)	830	983
Series 2017 1B, 5% 12/1/21 (c)	1,060	1,108
Series 2018 B:
5% 12/1/25 (c)	3,495	4,072
5% 12/1/26 (c)	1,035	1,226
New Jersey Trans. Trust Fund Auth.:
(Trans. Prog.) Series 2019 AA, 5.25% 6/15/43	21,525	24,361
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	330	358
Series 2010 A, 0% 12/15/27	9,485	7,852
Series 2014 AA, 5% 6/15/24	8,280	9,293
Series 2016 A:
5% 6/15/27	2,250	2,645
5% 6/15/28	9,150	10,673
5% 6/15/29	1,865	2,160
Series 2016 A-2, 5% 6/15/23	4,455	4,896
Series AA, 5% 6/15/29	1,615	1,696
Series BB, 5% 6/15/50	1,885	2,079

TOTAL NEW JERSEY		250,649

New Mexico - 0.1%
New Mexico Mtg. Fin. Auth. Series 2019 D, 3.75% 1/1/50	1,990	2,214
Santa Fe Retirement Fac.:
Series 2019 A:
2.25% 5/15/24	140	136
5% 5/15/34	275	296
5% 5/15/39	205	218
5% 5/15/44	215	226
5% 5/15/49	425	444
Series 2019 B1, 2.625% 5/15/25	230	225

TOTAL NEW MEXICO		3,759

New York - 4.2%
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
4% 7/1/33	1,035	1,191
4% 7/1/34	1,035	1,185
Series 2017:
4% 12/1/20 (d)	800	804
4% 12/1/21 (d)	900	929
5% 12/1/22 (d)	1,400	1,512
5% 12/1/23 (d)	1,200	1,338
5% 12/1/24 (d)	1,100	1,263
5% 12/1/25 (d)	1,200	1,410
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	5,445	5,548
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2012 A, 5% 9/1/42	7,185	7,634
MTA Hudson Rail Yards Trust Oblig. Series 2016 A, 5% 11/15/56	26,320	28,818
New York City Gen. Oblig.:
Series 2012 E, 5% 8/1/24	4,140	4,395
Series 2015 C, 5% 8/1/27	580	685
Series 2016 C and D, 5% 8/1/28	2,175	2,624
Series 2016 E, 5% 8/1/28	3,645	4,467
New York City Indl. Dev. Agcy. Rev. (Yankee Stadium Proj.) Series 2006, 5% 3/1/31	3,910	3,923
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2012 EE, 5.25% 6/15/30	5,960	6,453
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	4,140	4,757
Series 2015 S2, 5% 7/15/35	1,465	1,727
New York City Transitional Fin. Auth. Rev. Series C1, 5% 5/1/29	3,720	4,888
New York Dorm. Auth. Mental Health Svcs. Facilities Impt. Rev. Series 2012 A, 5% 5/15/23	4,635	4,962
New York Dorm. Auth. Sales Tax Rev. Series 2016 A, 5% 3/15/34	5,630	6,847
New York Metropolitan Trans. Auth. Rev.:
Series 2014 B, 5% 11/15/44	8,280	8,509
Series 2015 A1, 5% 11/15/45	6,170	6,375
Series 2020 D, 4% 11/15/46	39,325	38,144
New York State Mtg. Agcy. Homeowner Mtg. Series 221, 3.5% 10/1/32 (c)	1,010	1,102
New York State Urban Dev. Corp.:
Series 2020 A, 5% 3/15/42	2,000	2,515
Series 2020 C, 5% 3/15/47	20,400	25,419
New York Trans. Dev. Corp. (Laguardia Arpt. Term. Redev. Proj.) Series 2016 A, 5% 7/1/41 (c)	3,560	3,819
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,215	6,395
Gen. Oblig. (New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/32	4,470	5,524
Oneida County Local Dev. Corp. Rev. (Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/33 (FSA Insured)	1,200	1,427
5% 12/1/31 (FSA Insured)	1,500	1,950
Onondaga Civic Dev. Corp. (Le Moyne College Proj.) Series 2018, 5% 1/1/43	830	926
Rockland County Gen. Oblig. Series 2014 A:
4% 3/1/23 (FSA Insured)	930	1,012
4% 3/1/24 (FSA Insured)	1,140	1,281
Triborough Bridge & Tunnel Auth. Revs. Series 2015 A, 5.25% 11/15/45	4,140	4,846

TOTAL NEW YORK		206,604

North Carolina - 0.7%
Charlotte Ctfs. of Prtn. (Convention Facility Projs.) Series 2019 A:
5% 6/1/44	4,000	5,014
5% 6/1/46	2,120	2,647
Charlotte Int'l. Arpt. Rev.:
Series 2017 A:
5% 7/1/30	1,265	1,561
5% 7/1/33	1,040	1,266
5% 7/1/37	2,910	3,503
Series 2017 B:
5% 7/1/21 (c)	175	181
5% 7/1/22 (c)	125	134
5% 7/1/23 (c)	135	150
5% 7/1/24 (c)	155	179
5% 7/1/25 (c)	85	101
5% 7/1/26 (c)	85	104
5% 7/1/27 (c)	160	200
5% 7/1/28 (c)	135	167
5% 7/1/29 (c)	195	239
5% 7/1/30 (c)	210	256
5% 7/1/31 (c)	395	479
5% 7/1/32 (c)	420	507
5% 7/1/33 (c)	440	530
5% 7/1/34 (c)	460	552
5% 7/1/35 (c)	315	377
5% 7/1/36 (c)	255	304
5% 7/1/37 (c)	300	357
5% 7/1/42 (c)	975	1,146
Series 2017 C, 4% 7/1/32	1,190	1,356
Nash Health Care Sys. Health Care Facilities Rev.:
Series 2003, 5% 11/1/30 (FSA Insured)	1,055	1,058
Series 2012, 5% 11/1/41	4,490	4,644
New Hanover County Hosp. Rev. Series 2017:
5% 10/1/27	275	346
5% 10/1/42	2,215	2,618
5% 10/1/47	1,000	1,173
North Carolina Med. Care Cmnty. Health Series 2012 A, 5% 11/15/26	1,070	1,139

TOTAL NORTH CAROLINA		32,288

Ohio - 2.5%
Akron Bath Copley Hosp. District Rev. Series 2016, 5.25% 11/15/46	7,285	8,493
Allen County Hosp. Facilities Rev.:
(Mercy Health) Series 2017 A:
5% 8/1/25	2,475	2,991
5% 8/1/26	1,645	2,042
5% 8/1/27	2,060	2,620
5% 8/1/28	2,060	2,636
5% 8/1/29	4,130	5,252
5% 8/1/30	3,520	4,452
Bonds (Mercy Health) Series 2017 B, 5%, tender 5/5/22 (a)	3,030	3,229
American Muni. Pwr., Inc. Rev. Series 2012 B, 5% 2/15/42	1,615	1,701
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2:
5% 6/1/30	2,000	2,664
5% 6/1/32	1,665	2,182
5% 6/1/33	2,000	2,601
5% 6/1/34	420	544
Columbus City School District Series 2016 A, 5% 12/1/29	1,740	2,152
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5.25% 6/15/43	3,470	3,625
Franklin County Convention Facilities Authorities (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019:
5% 12/1/46	4,700	5,616
5% 12/1/51	6,900	8,204
Franklin County Hosp. Facilities Rev. (Ohiohealth Corp. Proj.) Series 2015, 5% 5/15/40	5,525	6,269
Hamilton County Convention Facilities Auth. Rev. Series 2014:
5% 12/1/25	2,975	3,231
5% 12/1/26	555	600
Lake County Hosp. Facilities Rev.:
Series 2008 C:
5.75% 8/15/38	135	135
6% 8/15/43	660	662
Series 2015:
5% 8/15/29	1,160	1,350
5% 8/15/30	1,245	1,441
Lancaster Port Auth. Gas Rev. Bonds Series 2019, 5%, tender 2/1/25 (a)	1,850	2,183
Muskingum County Hosp. Facilities (Genesis Healthcare Sys. Obligated Group Proj.) Series 2013:
5% 2/15/33	3,685	3,862
5% 2/15/44	4,415	4,569
5% 2/15/48	11,260	11,612
Ohio Gen. Oblig. Series 2019 A, 5% 3/1/28	4,315	5,680
Ohio Hosp. Rev. Series 2020 A, 4% 1/15/50	975	1,088
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg. Backed Securities Prog.) Series 2019 B, 4.5% 3/1/50	655	746
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.) Series 2005 A, 0% 2/15/42	2,150	1,229
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/29	2,615	3,504
Scioto County Hosp. Facilities Rev.:
Series 2016:
5% 2/15/29	1,815	2,121
5% 2/15/34	370	424
Series 2019, 5% 2/15/29	4,230	4,857
Univ. of Akron Gen. Receipts Series 2016 A, 5% 1/1/35	3,725	4,354
Wood County Hosp. Facilities Rev. (Wood County Hosp. Assoc. Proj.) Series 2012:
5% 12/1/32	620	636
5% 12/1/42	825	833

TOTAL OHIO		122,390

Oklahoma - 0.1%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2015:
5% 10/1/28	1,050	1,198
5% 10/1/29	1,160	1,315
5% 10/1/36	830	917
5% 10/1/39	1,655	1,818
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B:
5% 8/15/22	415	442
5% 8/15/23	215	236
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2014 A, 5% 1/1/38	1,070	1,236

TOTAL OKLAHOMA		7,162

Oregon - 0.2%
Oregon Gen. Oblig. Series N, 5% 5/1/26	2,775	3,481
Oregon State Hsg. & Cmnty. Svcs. Dept. Series 2019 A, 4% 7/1/50	7,795	8,734

TOTAL OREGON		12,215

Pennsylvania - 6.7%
Cap. Region Wtr. Wtr. Rev. Series 2018:
5% 7/15/27	830	1,040
5% 7/15/29	1,290	1,655
5% 7/15/32	830	1,048
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/23	1,075	1,222
Dauphin County Gen. Auth. (Pinnacle Health Sys. Proj.) Series 2016 A:
5% 6/1/21	290	298
5% 6/1/23	415	463
5% 6/1/28	885	1,059
5% 6/1/29	970	1,155
Delaware County Auth. Rev. (Cabrini College) Series 2017, 5% 7/1/47	3,310	3,446
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/46	1,205	1,302
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018:
4% 7/15/33	2,070	2,329
4% 7/15/35	2,135	2,387
4% 7/15/37	4,140	4,598
5% 7/15/25	330	388
5% 7/15/26	1,035	1,248
5% 7/15/27	1,745	2,149
5% 7/15/28	1,285	1,586
5% 7/15/29	1,385	1,699
5% 7/15/30	1,815	2,214
5% 7/15/31	1,240	1,505
5% 7/15/32	1,305	1,575
5% 7/15/34	1,405	1,683
5% 7/15/36	4,150	4,936
5% 7/15/38	4,990	5,902
5% 7/15/43	5,795	6,794
Lehigh County Gen. Purp. Auth. Rev. (Muhlenberg College Proj.) Series 2017, 5% 2/1/39	2,140	2,504
Lehigh County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (PPL Elec. Utils. Corp. Proj.) Series 2016 A, 1.8%, tender 9/1/22 (a)	4,145	4,195
Monroe County Hosp. Auth. Rev. Series 2016:
5% 7/1/26	830	1,018
5% 7/1/27	830	1,009
5% 7/1/28	830	1,000
5% 7/1/34	3,045	3,573
5% 7/1/36	1,655	1,931
Montgomery County Higher Ed. & Health Auth. Hosp. Rev. (Abington Memorial Hosp. Proj.) Series 1993 A, 6% 6/1/22 (AMBAC Insured)	1,655	1,785
Montgomery County Higher Ed. & Health Auth. Rev.:
Series 2014 A:
5% 10/1/21	1,095	1,130
5% 10/1/22	1,140	1,210
5% 10/1/23	325	354
5% 10/1/24	965	1,077
5% 10/1/25	865	963
5% 10/1/27	415	458
Series 2016 A:
5% 10/1/28	1,255	1,428
5% 10/1/29	2,150	2,434
5% 10/1/31	3,790	4,255
5% 10/1/36	6,790	7,497
5% 10/1/40	4,700	5,152
Northampton County Gen. Purp. Auth. Hosp. Rev.:
(St. Luke's Univ. Health Network Proj.) Series 2018 A, 4% 8/15/48	10,545	11,428
(St. Lukes Hosp. & Health Ntw Proj.) Series 2016 A, 5% 8/15/36	615	710
Series 2016 A, 5% 8/15/46	24,835	28,144
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ. Proj.):
Series 2016, 5% 5/1/35	2,880	3,350
Series 2017:
5% 5/1/35	1,025	1,234
5% 5/1/37	1,295	1,549
5% 5/1/41	5,860	6,939
Series 2016:
5% 5/1/28	415	497
5% 5/1/32	1,040	1,221
5% 5/1/33	1,405	1,642
Series 2018 A, 5% 2/15/48	1,575	1,903
Philadelphia Arpt. Rev.:
Series 2017 A:
5% 7/1/25	830	981
5% 7/1/26	830	1,004
5% 7/1/27	660	814
Series 2017 B:
5% 7/1/22 (c)	1,820	1,959
5% 7/1/22	240	259
5% 7/1/23 (c)	1,240	1,377
5% 7/1/23	415	461
5% 7/1/25 (c)	2,900	3,403
5% 7/1/26 (c)	2,485	2,985
5% 7/1/27 (c)	2,070	2,537
5% 7/1/28 (c)	2,485	3,016
5% 7/1/29 (c)	1,860	2,240
5% 7/1/32 (c)	2,485	2,948
5% 7/1/33 (c)	1,865	2,203
5% 7/1/34 (c)	3,310	3,899
5% 7/1/37 (c)	3,725	4,345
Philadelphia Auth. for Indl. Dev. Series 2017, 5% 11/1/47	5,425	5,693
Philadelphia Gas Works Rev. Series 9, 5.25% 8/1/40	2,305	2,314
Philadelphia School District:
Series 2016 D:
5% 9/1/25	7,275	8,690
5% 9/1/26	7,600	9,308
5% 9/1/27	8,020	9,905
5% 9/1/28	6,705	8,224
Series 2016 F:
5% 9/1/28	11,600	14,229
5% 9/1/29	7,540	9,205
Series 2018 A:
5% 9/1/36	1,575	1,931
5% 9/1/37	910	1,111
5% 9/1/38	1,450	1,763
Series 2018 B, 5% 9/1/43	2,115	2,533
Series 2019 A:
4% 9/1/35	5,215	6,020
5% 9/1/33	2,480	3,160
5% 9/1/34	7,225	9,016
Series 2019 C, 5% 9/1/33	2,540	3,174
Series F:
5% 9/1/30	5,625	6,838
5% 9/1/30 (Pre-Refunded to 9/1/26 @ 100)	20	25
Philadelphia Wtr. & Wastewtr. Rev. Series 2018 A:
5% 10/1/35	4,190	5,274
5% 10/1/36	6,210	7,786
5% 10/1/48	6,000	7,330
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev.:
Series 2019 A, 5% 9/1/39 (FSA Insured)	2,315	2,929
Series 2019 A, 5% 9/1/44 (FSA Insured)	775	965
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/26	1,055	1,246
Union County Hosp. Auth. Rev. Series 2018 B:
5% 8/1/43	4,605	5,247
5% 8/1/48	5,335	6,050

TOTAL PENNSYLVANIA		329,668

Rhode Island - 0.4%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
Series 2016 B:
5% 9/1/31	655	681
5% 9/1/36	5,810	5,911
Series 2016, 5% 5/15/39	5,215	5,725
Rhode Island Hsg. & Mtg. Fin. Corp. Series 2019 70, 4% 10/1/49	1,675	1,870
Rhode Island Student Ln. Auth. Student Ln. Rev. Series A:
3.5% 12/1/34 (c)	2,340	2,390
5% 12/1/25 (c)	1,000	1,150

TOTAL RHODE ISLAND		17,727

South Carolina - 3.5%
Charleston County Arpt. District Series 2019, 5% 7/1/43	2,085	2,522
Scago Edl. Facilities Corp. for Colleton School District (School District of Colleton County Proj.) Series 2015:
5% 12/1/25	2,275	2,651
5% 12/1/26	1,160	1,345
5% 12/1/28	4,690	5,384
South Carolina Hsg. Fin. & Dev. Auth. Mtg. Rev. Series 2019 A, 4% 1/1/50	2,380	2,696
South Carolina Jobs-Econ. Dev. Auth. Series 2019 C:
5% 7/1/32	1,010	1,251
5% 7/1/33	4,200	5,174
South Carolina Ports Auth. Ports Rev. Series 2015, 5.25% 7/1/55 (Pre-Refunded to 7/1/25 @ 100) (c)	910	1,117
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 E, 5.5% 12/1/53	33,515	37,276
Series 2014 A:
5% 12/1/49	11,210	12,383
5.5% 12/1/54	12,985	14,645
Series 2014 C, 5% 12/1/46	3,895	4,363
Series 2015 A, 5% 12/1/50	5,180	5,861
Series 2015 C, 5% 12/1/22	6,985	7,650
Series 2015 E, 5.25% 12/1/55	6,195	7,152
Series 2016 A:
5% 12/1/29	2,485	3,001
5% 12/1/38	250	293
Series 2016 B:
5% 12/1/31	910	1,104
5% 12/1/41	12,515	14,765
Spartanburg County Reg'l. Health Series 2017 A:
4% 4/15/43	15,510	16,834
4% 4/15/48	10,815	11,613
5% 4/15/48	10,595	12,245

TOTAL SOUTH CAROLINA		171,325

South Dakota - 0.0%
South Dakota Health & Edl. Facilities Auth. Rev.:
(Avera Health Proj.) Series 2017, 5% 7/1/31	540	657
Series 2017:
5% 7/1/26	250	307
5% 7/1/28	250	310
5% 7/1/29	470	579

TOTAL SOUTH DAKOTA		1,853

Tennessee - 0.4%
Chattanooga Health Ed. & Hsg. Facility Board Rev.:
Series 2019 A1:
4% 8/1/44	2,200	2,429
5% 8/1/31	1,000	1,256
5% 8/1/33	1,250	1,551
Series 2019 A2, 5% 8/1/35	765	942
Greeneville Health & Edl. Facilities Board Series 2018 A:
5% 7/1/23	815	901
5% 7/1/24	1,225	1,346
5% 7/1/25	1,225	1,343
Metropolitan Nashville Arpt. Auth. Rev.:
Series 2015 B, 4% 7/1/25 (c)	1,755	1,994
Series 2019 B, 5% 7/1/54 (c)	6,825	8,099

TOTAL TENNESSEE		19,861

Texas - 7.0%
Argyle Independent School District Series 2004, 5.25% 8/15/40 (FSA Insured)	105	105
Arlington Spl. Tax Rev. Series 2018 C, 5% 2/15/45 (Build America Mutual Assurance Insured)	2,565	2,603
Austin Arpt. Sys. Rev.:
Series 2014:
5% 11/15/26 (c)	830	955
5% 11/15/27 (c)	1,035	1,190
5% 11/15/28 (c)	1,240	1,423
5% 11/15/39 (c)	9,440	10,604
5% 11/15/44 (c)	23,065	25,755
Series 2017 B:
5% 11/15/28 (c)	830	1,002
5% 11/15/30 (c)	1,275	1,519
5% 11/15/32 (c)	1,005	1,183
5% 11/15/35 (c)	1,035	1,207
5% 11/15/36 (c)	1,385	1,611
5% 11/15/37 (c)	1,165	1,352
5% 11/15/41 (c)	4,725	5,434
Austin Cmnty. College District Rev. (Convention Ctr. Proj.) Series 2002, 0% 2/1/22 (AMBAC Insured)	2,400	2,387
Central Reg'l. Mobility Auth.:
Series 2015 A:
5% 1/1/28	1,075	1,266
5% 1/1/30	1,365	1,590
5% 1/1/31	395	458
5% 1/1/32	830	958
5% 1/1/45	5,795	6,570
Series 2016:
5% 1/1/40	830	956
5% 1/1/46	565	646
Collin County Cmnty. College District Series 2020 A, 5% 8/15/28	4,250	5,610
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 A, 5% 12/1/33	2,150	2,618
Dallas Wtrwks. & Swr. Sys. Rev. Series 2020 C:
4% 10/1/35	1,000	1,243
4% 10/1/39	5,000	6,098
4% 10/1/40	2,000	2,431
Fort Bend Independent School District Series 2020, 5% 8/15/28	3,000	3,962
Grand Parkway Trans. Corp. Series 2018 A, 5% 10/1/38	2,655	3,324
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. (Baylor College of Medicine Proj.) Series 2012 A, 5% 11/15/37	4,510	4,767
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Texas Childrens Hosp., Proj.) Series 2015-1 5% 10/1/29	1,115	1,329
Harris County Gen. Oblig. Series 2002:
0% 8/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,485	2,416
0% 8/15/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,140	3,804
Houston Arpt. Sys. Rev.:
Series 2011 A:
5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (c)	2,485	2,572
5% 7/1/24 (Pre-Refunded to 7/1/21 @ 100) (c)	1,035	1,071
5% 7/1/25 (Pre-Refunded to 7/1/21 @ 100) (c)	1,240	1,283
Series 2012 A, 5% 7/1/23 (Pre-Refunded to 7/1/22 @ 100) (c)	495	534
Series 2018 A, 5% 7/1/41 (c)	1,000	1,185
Series 2018 C:
5% 7/1/29 (c)	1,655	2,069
5% 7/1/30 (c)	1,765	2,185
5% 7/1/31 (c)	1,240	1,525
5% 7/1/32 (c)	1,450	1,770
Houston Gen. Oblig. Series 2017 A:
5% 3/1/29	3,150	3,955
5% 3/1/31	3,835	4,772
5% 3/1/32	1,635	2,022
Houston Util. Sys. Rev. Series 2020 C:
5% 11/15/33	2,000	2,707
5% 11/15/34	2,500	3,370
Irving Hosp. Auth. Hosp. Rev. Series 2017 A:
5% 10/15/28	390	469
5% 10/15/30	1,570	1,867
5% 10/15/32	830	979
5% 10/15/36	545	635
5% 10/15/37	930	1,082
5% 10/15/38	1,325	1,538
5% 10/15/44	1,310	1,503
Love Field Arpt. Modernization Rev.:
Series 2015:
5% 11/1/26 (c)	830	975
5% 11/1/27 (c)	1,780	2,080
5% 11/1/28 (c)	2,755	3,202
5% 11/1/29 (c)	1,655	1,917
5% 11/1/32 (c)	3,055	3,497
Series 2017:
5% 11/1/22 (c)	620	670
5% 11/1/23 (c)	910	1,018
5% 11/1/24 (c)	830	957
5% 11/1/25 (c)	830	983
5% 11/1/26 (c)	830	1,005
5% 11/1/27 (c)	830	997
5% 11/1/28 (c)	1,450	1,727
5% 11/1/29 (c)	1,035	1,224
5% 11/1/30 (c)	830	976
5% 11/1/31 (c)	1,840	2,152
5% 11/1/32 (c)	2,135	2,483
5% 11/1/33 (c)	830	962
5% 11/1/34 (c)	830	959
5% 11/1/36 (c)	830	953
Lower Colorado River Auth. Rev. Series 2015 D:
5% 5/15/28	1,820	2,179
5% 5/15/30	4,140	4,919
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A:
5% 8/15/27	625	792
5% 8/15/29	1,655	2,072
5% 8/15/47	1,890	2,252
Newark Higher Ed. Fin. Corp. (Abilene Christian Univ. Proj.) Series 2016 A:
5% 4/1/27	595	689
5% 4/1/30	2,825	3,222
North Texas Tollway Auth. Rev.:
(Sr. Lien Proj.) Series 2017 A:
5% 1/1/31	830	995
5% 1/1/33	975	1,181
5% 1/1/34	1,240	1,497
5% 1/1/34	2,485	3,393
5% 1/1/35	1,820	2,192
5% 1/1/36	4,965	5,961
5% 1/1/37	6,625	7,930
5% 1/1/38	2,690	2,910
(Sub Lien Proj.) Series 2017 B:
5% 1/1/26	740	813
5% 1/1/30	350	419
5% 1/1/31	495	589
Series 2008 I, 6.2% 1/1/42 (Assured Guaranty Corp. Insured)	6,870	8,230
Series 2014 A, 5% 1/1/25	4,965	5,680
Series 2015 A, 5% 1/1/32	2,775	3,236
Series 2015 B, 5% 1/1/40	8,280	8,945
Series 2016 A, 5% 1/1/36	1,035	1,218
San Antonio Independent School District Series 2016, 5% 8/15/31	3,590	4,424
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ., TX. Proj.) Series 2017:
5% 10/1/29	375	469
5% 10/1/30	580	722
5% 10/1/31	520	644
5% 10/1/39	1,030	1,243
5% 10/1/40	830	999
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott & White Healthcare Proj.) Series 2013 A, 5% 8/15/43	3,310	3,607
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Series 2016 A:
4% 2/15/35	4,140	4,677
5% 2/15/25	710	843
Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2019, 2.95% 7/1/36	4,536	4,883
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev.:
Series 2019 A, 4% 3/1/50	4,710	5,388
Series A, 3.5% 3/1/51	3,815	4,313
Texas Private Activity Bond Surface Trans. Corp. Series 2013, 6.75% 6/30/43 (c)	12,420	14,093
Texas State Univ. Sys. Fing. Rev. Series 2017 A:
5% 3/15/29	3,530	4,427
5% 3/15/31	2,690	3,337
Texas Wtr. Dev. Board Rev. Series 2020:
5% 8/1/23	1,000	1,136
5% 8/1/27	2,400	3,095
5% 8/1/28	4,600	6,071
Univ. of Houston Univ. Revs. Series 2017 A:
5% 2/15/32	5,115	6,142
5% 2/15/33	3,310	3,958
5% 2/15/34	4,140	4,937
5% 2/15/36	2,485	2,949
Univ. of North Texas Univ. Rev. Series 2017 A, 5% 4/15/32	1,740	2,142
Univ. of Texas Board of Regents Sys. Rev.:
Series 2019 A, 5% 8/15/29	1,850	2,495
Series 2020 C, 5% 8/15/31	2,500	3,500
Univ. of Texas Permanent Univ. Fund Rev. Series 2016 B, 5% 7/1/29	1,685	2,076
Weatherford Independent School District Series 2002, 0% 2/15/33	5,785	4,687

TOTAL TEXAS		344,777

Utah - 1.6%
Salt Lake City Arpt. Rev.:
Series 2017 A:
5% 7/1/22 (c)	1,655	1,777
5% 7/1/24 (c)	1,450	1,666
5% 7/1/25 (c)	1,655	1,958
5% 7/1/27 (c)	3,500	4,324
5% 7/1/29 (c)	3,090	3,746
5% 7/1/30 (c)	2,275	2,739
5% 7/1/31 (c)	4,345	5,198
5% 7/1/33 (c)	3,310	3,916
5% 7/1/35 (c)	3,310	3,894
5% 7/1/36 (c)	4,470	5,241
5% 7/1/37 (c)	3,520	4,116
Series 2018 A:
5% 7/1/31 (c)	2,000	2,447
5% 7/1/32 (c)	4,310	5,237
5% 7/1/33 (c)	1,420	1,716
5.25% 7/1/48 (c)	5,655	6,689
Utah Associated Muni. Pwr. Sys. Rev. (Payson Pwr. Proj.) Series 2012 A, 5% 9/1/22	2,635	2,869
Utah County Hosp. Rev. Series 2020 A:
5% 5/15/43	5,500	6,986
5% 5/15/50	9,000	11,346
Utah Gen. Oblig. Series 2020 B, 5% 7/1/28	1,995	2,653

TOTAL UTAH		78,518

Vermont - 0.7%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Champlain College Proj.) Series 2016 A:
5% 10/15/41	3,810	3,989
5% 10/15/46	4,720	4,903
(Middlebury College Proj.) Series 2020, 5% 11/1/49	18,500	23,191
Vermont Student Assistant Corp. Ed. Ln. Rev. Series 2019 A, 5% 6/15/28 (c)	1,430	1,707

TOTAL VERMONT		33,790

Virginia - 0.6%
Fredericksburg Econ. Dev. Auth. Rev. Series 2014:
5% 6/15/25	3,860	4,393
5% 6/15/30	1,035	1,154
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev.:
(Mary Washington Hosp. Proj.) Series 2016, 3% 6/15/29	525	561
Series 2016:
4% 6/15/37	595	648
5% 6/15/27	1,240	1,478
5% 6/15/30	540	634
5% 6/15/33	350	405
5% 6/15/34	665	767
5% 6/15/35	1,820	2,094
Virginia College Bldg. Auth. Edl. Facilities Rev. Series 2015 A:
5% 1/1/35	830	946
5% 1/1/40	1,865	2,107
Virginia Commonwealth Trans. Board Rev. (Virginia Gen. Oblig. Proj.) Series 2017 A, 5% 5/15/32	725	921
Virginia Small Bus. Fing. Auth. (95 Express Lane LLC Proj.) Series 2012:
5% 7/1/34 (c)	4,965	5,140
5% 1/1/40 (c)	995	1,027
Winchester Econ. Dev. Auth. Series 2015:
5% 1/1/31	2,070	2,427
5% 1/1/34	1,240	1,438
5% 1/1/35	1,240	1,436
5% 1/1/44	830	944
Wise County Indl. Dev. Auth. Waste & Sewage Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2010 A, 1.2%, tender 5/31/24 (a)	2,875	2,925

TOTAL VIRGINIA		31,445

Washington - 1.6%
Port of Seattle Rev.:
Series 2016 B:
5% 10/1/28 (c)	2,900	3,401
5% 10/1/30 (c)	1,655	1,925
Series 2019 A, 4% 4/1/44 (c)	2,525	2,708
Port of Seattle Spl. Facility Rev. Series 2013:
5% 6/1/21 (c)	1,110	1,144
5% 6/1/22 (c)	830	894
5% 6/1/24 (c)	1,290	1,428
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Series 2013 B:
5% 12/1/25	4,635	4,966
5% 12/1/27	3,415	3,638
Washington Gen. Oblig.:
Series 2015 C:
5% 2/1/33	2,790	3,314
5% 2/1/34	3,450	4,088
Series R-2017 A, 5% 8/1/30	1,685	2,116
Washington Health Care Facilities Auth. Rev.:
(Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B:
5% 7/1/25	675	802
5% 7/1/27	1,285	1,600
5% 7/1/28	1,570	1,961
5% 7/1/29	615	763
5% 7/1/30	735	904
5% 7/1/31	870	1,065
5% 7/1/32	1,655	2,015
5% 7/1/33	2,345	2,841
5% 7/1/34	540	652
5% 7/1/42	4,685	5,533
(Providence Health Systems Proj.) Series 2012 A, 5% 10/1/25	4,245	4,600
Series 2015:
5% 1/1/25	1,655	1,949
5% 1/1/27	1,910	2,258
Series 2019 A1, 5% 8/1/38	1,000	1,219
Series 2019 A2, 5% 8/1/33	2,000	2,481
Washington Higher Ed. Facilities Auth. Rev. (Whitworth Univ. Proj.):
Series 2016 A:
5% 10/1/27	1,770	2,007
5% 10/1/28	1,825	2,053
5% 10/1/35	1,880	2,050
5% 10/1/36	2,845	3,097
5% 10/1/40	2,795	3,015
Series 2019, 4% 10/1/49	3,515	3,485
Washington Hsg. Fin. Commission Nonprofit Hsg. Rev. (Judson Park Proj.) Series 2018:
4% 7/1/28 (d)	100	104
5% 7/1/33 (d)	125	134
5% 7/1/38 (d)	100	107
5% 7/1/48 (d)	400	422

TOTAL WASHINGTON		76,739

West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2018 A:
5% 1/1/31	1,355	1,679
5% 1/1/32	1,120	1,378

TOTAL WEST VIRGINIA		3,057

Wisconsin - 1.3%
Milwaukee County Arpt. Rev. Series 2019 B:
5% 12/1/22 (c)	3,380	3,666
5% 12/1/23 (c)	2,960	3,321
Pub. Fin. Auth. Series 2020 A:
5% 1/1/35	1,210	1,511
5% 1/1/40	540	662
Pub. Fin. Auth. Sr Liv Rev. (Mary's Woods At Marylhurst, Inc. Proj.) Series 2017 A:
5% 5/15/25 (d)	700	743
5% 5/15/28 (d)	1,095	1,174
5.25% 5/15/37 (d)	335	356
5.25% 5/15/42 (d)	415	438
5.25% 5/15/47 (d)	410	431
5.25% 5/15/52 (d)	775	812
Pub. Fin. Auth. Edl. Facilities Series 2016:
5% 1/1/37	5,325	4,976
5% 1/1/42	4,275	3,958
Pub. Fin. Auth. Hosp. Rev. Series 2019 A, 5% 10/1/44	5,850	7,040
Pub. Fin. Auth. Wisconsin Retirement Facility Rev. Series 2018:
5% 10/1/43 (d)	735	753
5% 10/1/48 (d)	880	896
5% 10/1/53 (d)	2,330	2,365
Roseman Univ. of Health:
(Roseman Univ. of Health Sciences Proj.) Series 2020, 5% 4/1/40 (d)	750	804
Series 2020, 5% 4/1/50 (d)	520	549
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	4,140	4,933
Series 2014:
4% 5/1/33	2,920	3,082
5% 5/1/22	660	702
Series 2016 A:
5% 2/15/28	1,965	2,307
5% 2/15/29	2,550	2,978
5% 2/15/30	2,805	3,261
Series 2017 A:
5% 9/1/31	830	968
5% 9/1/33	1,425	1,640
5% 9/1/35	1,575	1,798
Series 2019 A:
2.25% 11/1/26	1,270	1,242
5% 11/1/46	540	549
Series 2019 B1, 2.825% 11/1/28	1,435	1,436
Series 2019 B2, 2.55% 11/1/27	920	911
Wisconsin Health & Edl. Facilities Auth. Rev. Series 2012:
4% 10/1/23	2,070	2,190
5% 6/1/27	1,840	1,946

TOTAL WISCONSIN		64,398

TOTAL MUNICIPAL BONDS
(Cost $4,480,743)		4,771,491
	Shares	Value (000s)

Money Market Funds - 1.6%
Fidelity Municipal Cash Central Fund .16% (f)(g)
(Cost $76,871)	76,868,683	76,876
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $4,557,614)		4,848,367
NET OTHER ASSETS (LIABILITIES) - 1.6%		80,515
NET ASSETS - 100%		$4,928,882

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $47,312,000 or 1.0% of net assets.

 (e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Municipal Cash Central Fund	$154
Total	$154

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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